Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven:
Leaders Outlook Series I/IR

Supplement dated June 26, 2024 to the variable annuity prospectus dated May 1, 2024 and the updating summary prospectus dated April 29, 2024
This supplement to the variable annuity prospectus and updating summary prospectus outlines changes in fund fees related to certain investment options. This may not reflect all of the changes that have occurred since you entered into your Contract. The changes are related to:
2. Key Information Table
4. Fee Tables
Appendix A - Funds Available Under the Contract
All other provisions outlined in the variable annuity prospectus and updating summary prospectus remain unchanged. This supplement is for informational purposes and requires no action on your part.
In section 2. Key Information Table in the variable annuity prospectus and updating summary prospectus: The Investment Options (fund fees and expenses) reflected in the “Ongoing Fees and Expenses (annual charges)” table are replaced as follows:

Annual Fee	Minimum	Maximum
Investment Options (fund fees and expenses)	0.36%²	1.41%²
In section 2. Key Information Table in the variable annuity prospectus and updating summary prospectus: The table in “Ongoing Fees and Expenses (annual charges)” showing the lowest and highest cost you could pay each year, based on current charges is deleted and replaced with the following table:

Lowest Annual Cost: $2,410	Highest Annual Cost: $4,452
Assumes:	Assumes:
•Investment of $100,000	•Investment of $100,000
•5% annual appreciation	•5% annual appreciation
•Least expensive combination of fund fees and expenses	•Most expensive combination of optional benefits and fund fees and expenses
•No sales charges or advisory fees	•No sales charges or advisory fees
•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals
•No optional benefits
In section 4. Fee Table in the variable annuity prospectus: the table showing the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract is deleted and replaced with the following table:

All Contract versions	Minimum	Maximum
Annual Fund Expenses
(expenses that are deducted from Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.36%	1.41%
In section 4. Fee Table in the variable annuity prospectus: The Example tables comparing the cost of investing in this variable annuity with the cost of investing in other variable annuities are deleted and replaced with the following:
(1)If you Surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,824	$16,763	$21,874	$44,507

(2)If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years
$3,547	$12,255	$21,084	$43,689

(3)If you do not Surrender your Contract:

1 year	3 years	5 years	10 years
$4,315	$13,035	$21,874	$44,507

In Appendix A - Funds Available Under the Contract in the variable annuity prospectus and updating summary prospectus: the following fund fees are updated as follows:

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 Year	5 Year	10 Year
Allocation	American Funds Asset Allocation Fund - Class 2 Adviser: Capital Research and Management Company	0.55%	14.27%	9.20%	7.25%
Fixed Income	American Funds Capital World Bond Fund - Class 2 Adviser: Capital Research and Management Company	0.73%	6.14%	(0.33)%	0.36%
International Equity	American Funds Capital World Growth and Income Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*	20.88%	10.34%	7.62%
International Equity	American Funds Global Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.66%*	22.60%	13.65%	9.58%
International Equity	American Funds Global Small Capitalization Fund - Class 2 Adviser: Capital Research and Management Company	0.91%*	16.17%	8.31%	5.78%
U.S. Equity	American Funds Growth Fund - Class 2 Adviser: Capital Research and Management Company	0.59%	38.48%	18.67%	14.35%
U.S. Equity	American Funds Growth-Income Fund - Class 2 Adviser: Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
International Equity	American Funds International Fund - Class 2 Adviser: Capital Research and Management Company	0.78%	15.84%	4.83%	3.41%
International Equity	American Funds New World Fund - Class 2 Adviser: Capital Research and Management Company	0.82%*	16.00%	8.64%	4.69%
Fixed Income	American Funds The Bond Fund of America - Class 2 Adviser: Capital Research and Management Company	0.48%*	5.02%	1.89%	2.08%
U.S. Equity	American Funds Washington Mutual Investors Fund - Class 2 Adviser: Capital Research and Management Company	0.52%*	17.29%	12.60%	9.91%
International Equity	AST International Equity Portfolio Adviser: Prudential Investments LLC and AST Investment Services, Inc. Subadviser: William Blair & Company LLC, Neuberger Berman Management, LLC and Jennison Associates LLC	1.06%	17.75%	10.39%	6.08%
U.S. Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.79%*	52.86%	16.34%	13.66%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	0.90%*	43.77%	13.76%	10.37%
Sector Equity	Franklin Global Real Estate VIP Fund - Class 2† Adviser: Franklin Templeton Institutional, LLC	1.25%*	11.43%	3.88%	3.78%
Allocation	Franklin Income VIP Fund - Class 2 Adviser: Franklin Advisers, Inc. Subadviser: Templeton Investment Counsel, LLC	0.71%*	8.62%	6.98%	5.01%
U.S. Equity	Franklin Large Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.08%	40.44%	14.87%	11.41%
International Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.15%	20.31%	10.16%	5.98%
Allocation	Franklin Mutual Shares VIP Fund - Class 2 Adviser: Franklin Mutual Advisers, LLC	0.93%	13.46%	7.82%	5.43%
U.S. Equity	Franklin Rising Dividends VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.90%*	12.08%	13.75%	10.23%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Adviser: Franklin Advisory Services, LLC	0.91%*	12.75%	11.06%	7.04%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Adviser: Franklin Advisers, Inc.	1.08%*	26.74%	13.51%	8.96%

Fixed Income	Franklin Strategic Income VIP Fund - Class 1 Adviser: Franklin Advisers, Inc.	0.84%*	8.37%	2.23%	2.02%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.44%	5.18%	1.80%	1.27%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I Adviser: Invesco Advisers, Inc.	0.86%	40.93%	16.16%	11.70%
U.S. Equity	Invesco V.I. American Value Fund - Series I Adviser: Invesco Advisers, Inc.	0.89%	15.60%	12.74%	7.26%
U.S. Equity	Invesco V.I. Core Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.80%	23.36%	12.95%	7.79%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Adviser: Invesco Advisers, Inc.	0.87%	13.15%	12.77%	9.79%
International Equity	Invesco V.I. EQV International Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.90%	18.15%	8.42%	4.33%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.36%	4.86%	1.69%	1.06%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.69%	4.62%	0.67%	1.15%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund - Series I Adviser: Invesco Advisers, Inc.	0.94%	14.47%	10.61%	6.73%
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series I Adviser: Invesco Advisers, Inc.	0.95%	16.57%	12.44%	6.55%
U.S. Equity	MFS® Core Equity Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.81%*	23.14%	15.08%	11.61%
International Equity	MFS® Global Equity Series - Initial Class Adviser: Massachusetts Financial Services Company	0.92%*	14.18%	10.25%	7.20%
U.S. Equity	MFS® Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.73%*	35.86%	15.89%	12.97%
Fixed Income	MFS® High Yield Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.72%*	12.41%	4.66%	3.82%
U.S. Equity	MFS® Investors Trust Series - Initial Class Adviser: Massachusetts Financial Services Company	0.78%*	18.98%	13.55%	10.27%
U.S. Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.73%*	24.01%	16.68%	12.71%
U.S. Equity	MFS® Mid Cap Growth Series - Initial Class Adviser: Massachusetts Financial Services Company	0.80%*	21.32%	13.31%	11.12%
U.S. Equity	MFS® New Discovery Series - Initial Class Adviser: Massachusetts Financial Services Company	0.87%*	14.41%	11.08%	7.67%
International Equity	MFS® Research International Portfolio - Initial Class Adviser: Massachusetts Financial Services Company	0.89%*	13.01%	8.49%	4.15%
U.S. Equity	MFS® Research Series - Initial Class Adviser: Massachusetts Financial Services Company	0.79%*	22.42%	14.41%	10.82%
Fixed Income	MFS® Total Return Bond Series - Initial Class Adviser: Massachusetts Financial Services Company	0.53%*	7.38%	1.85%	2.22%
Allocation	MFS® Total Return Series - Initial Class Adviser: Massachusetts Financial Services Company	0.61%*	10.44%	8.54%	6.53%
U.S. Equity	MFS® Value Series - Initial Class Adviser: Massachusetts Financial Services Company	0.69%*	7.93%	11.34%	8.52%
U.S. Equity	PSF PGIM Jennison Blend Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	0.86%	31.98%	14.25%	10.08%
U.S. Equity	PSF PGIM Jennison Growth Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	1.02%	52.89%	17.80%	13.87%
U.S. Equity	PSF PGIM Jennison Value Portfolio - Class II Adviser: Prudential Investments LLC Subadviser: Jennison Associates LLC	0.82%	14.74%	11.66%	7.28%
International Equity	Templeton Developing Markets VIP Fund - Class 1 Adviser: Templeton Asset Management Ltd.	1.10%*	12.77%	4.45%	2.58%

International Equity	Templeton Foreign VIP Fund - Class 2 Adviser: Templeton Investment Counsel, LLC	1.07%*	20.76%	5.27%	1.28%
International Equity	Templeton Growth VIP Fund - Class 2 Adviser: Templeton Global Advisors Limited	1.12%*	21.01%	6.47%	3.24%
This supplement should be retained for future reference.

HV-8106
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